Segment Information - Disclosure of Geographical Areas, Property and Equipment and Intangible Assets (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of operating segments [line items]
Property and equipment, net	$ 19,740	R$ 76,489	$ 18,850	R$ 73,039	R$ 74,202	R$ 67,682
Intangible assets, net	36,987	143,317	$ 29,897	115,839	R$ 87,593	R$ 52,659
Total	56,727	219,806		188,878
Brazil [member]
Disclosure of operating segments [line items]
Property and equipment, net	19,740	76,489		69,350
Intangible assets, net	34,356	133,117		95,684
Argentina [member]
Disclosure of operating segments [line items]
Property and equipment, net	217	839		2,574
Intangible assets, net	3	12		11
Mexico [member]
Disclosure of operating segments [line items]
Property and equipment, net				1,115
Intangible assets, net	0	0		41
Cayman [member]
Disclosure of operating segments [line items]
Intangible assets, net	$ 2,631	R$ 10,200		R$ 20,103